Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Income Tax Text Block Abstract
Schedule of income tax charged (credited)
	2022	2021	2020

Income tax of the year for Mexican companies	$2,549,851	$2,564,312	$1,460,057
Income tax year for foreign companies	599,940	1,253,895	370,860
Deferred tax for Mexican companies	(119,999)	(96,453)	(94,604)
Deferred tax for foreign companies	269,730	668,015	341,531
	$3,299,522	$4,389,769	$2,077,844

Schedule of income tax expense (benefit)
	2022	2021	2020

Expected benefit, expense	$3,300,413	$4,084,348	$1,462,776
Increase (decrease) as a result of:
Inflation effect, net	(524,640)	(577,234)	(139,134)
Impact of the nominal rate differences between the USA and Mexico	29,996	66,343	11,075
Benefit from utilization of tax loss carry-forwards and others (1)	80,166	(12,086)	16,173
Others, net (includes permanent items) Income tax expense (2)	413,587	828,398	172,519
Income tax expense	$3,299,522	$4,389,769	$1,523,409
Effective tax rate	29.99%	31.73%	31.24%

(1)	This amount corresponds to the income tax benefit obtained by those companies that used tax loss carry-forwards in the years presented that were generated previously to 2022, 2021 and 2020 , less the effect of tax losses incurred by some subsidiaries for which no deferred tax asset was recorded.

Schedule of tax losses pending of amortize
Origin Date	Expiration Date	Tax losses available

2013	2023	7,793
2014	2024	8,729
2015	2025	11,036
2016	2026	386,277
2017	2027	303,647
2018	2028	68,360
2019	2029	953,370
2020	2030	961,943
2021	2031	1,402,495
2022	2032	922,370
		$5,026,020

Schedule of deferred income tax liability
	December 31,
	2022	2021

Deferred tax assets:
Allowance for doubtful accounts	$(67,930)	$(64,511)
Advances from customers	464,268	359,795

Deferred tax assets	396,338	295,284

Deferred tax liabilities:

Property, plant and equipment	4,209,513	3,926,450
Intangible assets from Grupo San	381,282	353,661
Provisions	17,199	76,601
Prepaid expenses	11,493	43,696

Total deferred liabilities	4,619,487	4,400,408

Deferred tax liabilities, net	$4,223,149	$4,105,124